Business Acquisitions and Investment in Affiliate	12 Months Ended
Dec. 31, 2012
Business Acquisitions and Investment in Affiliate [Abstract]
Business Acquisitions and Investment in Affiliate
(15) Business Acquisitions and Investment in Affiliate
On February 21, 2012, the Company acquired 100% of the outstanding shares of Send the Trend, Inc. ("STT"). STT is an e-commerce company based in New York, NY, U.S. that provides customers a way to shop for personalized fashion accessories and beauty products. The Company believes that this transaction will strengthen its penetration in e-commerce as well as provide additional growth opportunities within the broader apparel, jewelry and accessories categories due to STT's proprietary personalization software. The purchase agreements also provide for a promissory note and additional payments to be made based upon the achievement of certain objectives. The Company does not expect the additional payments to be material to the financial statements.
On December 31, 2012, the Company acquired substantially all of the assets of Oodle, Inc. ("Oodle"). Oodle is a social marketplace company based in San Mateo, CA, U.S. where users buy and sell with friends, friends-of-friends, neighbors, co-workers, and other people in their local community. Oodle provides a sophisticated technology platform that is expected to help us capitalize on the growing consumer trend of discovering new products via social media as well as grow our customer base and strengthen our brand as an innovative retailer. The purchase agreements also provide for additional payments to be made based upon the achievement of certain objectives. The Company does not expect the additional payments to be material to the financial statements.
The acquisitions were recorded in accordance with the business combinations provisions of U.S. GAAP. The Company has preliminarily valued tangible and identifiable intangible assets acquired based on their estimated fair values. The Company is in the process of completing the valuation of identifiable assets acquired and liabilities assumed and, therefore, the fair values set forth below are subject to adjustment upon finalizing the valuations. In addition, completion of the valuation may impact the assessment of the net deferred tax liability currently recognized with any adjustment resulting in a corresponding change to goodwill. The Company does not believe that these potential adjustments will be material to the financial statements.
The following table summarizes the preliminary fair value of identifiable assets and liabilities assumed at the date of the STT and Oodle acquisitions (in millions):

Current Assets	$1
Intangible assets	35
Goodwill	21
Long-term liabilities	(17)
Net assets	$40
The fair values assigned to intangible assets were determined primarily through the use of the income approach and cost approach. These valuation methods relied on management's judgments, including expected future cash flows resulting from existing and new customers, discount rates, royalty rates as well as other factors.
Useful lives for intangible assets were determined based upon the remaining useful economic lives of the intangible assets that are expected to contribute to future cash flows. The intangible assets, which are primarily comprised of software, are being amortized on a straight-line basis over their expected useful lives. For the software, the depreciable lives approximate 3 years. The $21 million of goodwill is attributable to the excess of the purchase price over the fair value of the net assets acquired and liabilities assumed. All of the goodwill has been assigned to the Company's QVC-U.S. segment.
Net sales and net income are immaterial to the consolidated statements of operations and the QVC-U.S. statements of operations.
On July 4, 2012, the Company entered into a joint venture with China Broadcasting Corporation, a limited liability company, owned by China National Radio (''CNR'') for a 49% interest in a CNR subsidiary, CNR Home Shopping Co., Ltd. (''CNRS''). This joint venture is being accounted for as an equity method investment as a component of other noncurrent assets on the consolidated balance sheets and loss on investments on the consolidated statements of operations. CNRS operates a retailing business in China through a televised shopping channel with an associated website. CNRS is headquartered in Beijing, China. The joint venture's strategy is to combine CNRS' existing knowledge of the digital shopping market and consumers in China with QVC's global experience and know-how in multimedia retailing.
The aggregate purchase price for these business acquisitions and the investment in affiliate was $95 million.